Consolidated Statement of Changes in Stockholders' Equity (USD $)	Common Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Total
Balance, amount at Dec. 31, 2011	$ 31,240,000	$ 18,206,000	$ 4,541,000	$ (6,734,000)	$ 47,253,000
Balance, shares (in Shares) at Dec. 31, 2011	1,951,868
Net income		6,281,000			6,281,000
Comprehensive income (loss)			850,000		850,000
Stock-based compensation expense, amount	32,000				32,000
Stock-based compensation expense, shares (in Shares)	1,722
Common stock issuance, amount	2,329,000				2,329,000
Common stock issuance, shares (in Shares)	196,635
Dividend reinvestment and purchase plan, amount	694,000				694,000
Dividend reinvestment and purchase plan, shares (in Shares)	31,538
Cash dividends		(2,002,000)			(2,002,000)
Balance, amount at Dec. 31, 2012	34,295,000	22,485,000	5,391,000	(6,734,000)	55,437,000
Balance, shares (in Shares) at Dec. 31, 2012	2,181,763
Net income		7,028,000			7,028,000
Comprehensive income (loss)			(7,628,000)		(7,628,000)
Common stock issuance, amount	74,000				74,000
Common stock issuance, shares (in Shares)	13,320
Dividend reinvestment and purchase plan, amount	736,000				736,000
Dividend reinvestment and purchase plan, shares (in Shares)	25,751
Stock options exercised, amount	(126,000)	49,000			(77,000)
Stock options exercised, shares (in Shares)	1,000				21,112
Cash dividends		(2,097,000)			(2,097,000)
Balance, amount at Dec. 31, 2013	34,979,000	27,465,000	(2,237,000)	(6,734,000)	53,473,000
Balance, shares (in Shares) at Dec. 31, 2013	2,221,834
Net income		7,180,000			7,180,000
Comprehensive income (loss)			4,785,000		4,785,000
Stock-based compensation expense, amount	10,000				10,000
Stock-based compensation expense, shares (in Shares)	400
Dividend reinvestment and purchase plan, amount	590,000				590,000
Dividend reinvestment and purchase plan, shares (in Shares)	19,791
Stock options exercised, amount	(50,000)				(50,000)
Stock options exercised, shares (in Shares)					11,223
Cash dividends		(2,121,000)			(2,121,000)
Balance, amount at Dec. 31, 2014	$ 35,529,000	$ 32,524,000	$ 2,548,000	$ (6,734,000)	$ 63,867,000
Balance, shares (in Shares) at Dec. 31, 2014	2,242,025